Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Underwriting discounts, commissions and offering expenses	$ 1.8